COMMITMENTS AND CONTINGENCIES (10-Q)	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES (10-Q) [Text Block]
7. COMMITMENTS AND CONTINGENCIES

Indemnification

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.5 million and $3.6 million at September 29, 2012 and December 31, 2011, respectively. As of each of September 29, 2012 and December 31, 2011, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million in current liabilities, and $3.1 million in long-term liabilities, consisting of the following:

(Amounts in thousands)	September 29, 2012	December 31, 2011

Product claim liabilities	$223	$193
Multiemployer pension plan withdrawal liability	2,675	2,854
Other	582	572
	$3,480	$3,619

Warranty claims

The Company sells a number of products and offers a number of warranties on these products. The specific terms and conditions of these warranties vary depending on the product sold and the country in which the product is sold. The Company estimates the costs expected to be incurred under its warranties and records a liability for such costs at the time of sale, which is recorded in both accrued expenses and other long-term liabilities in the accompanying condensed consolidated balance sheets. Factors that affect the Company's warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction. The Company periodically assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary. As of September 29, 2012 and December 31, 2011, warranty liabilities of approximately $7.9 million and $7.7 million, respectively, have been recorded in current liabilities and approximately $29.7 million and $30.9 million, respectively, have been recorded in long-term liabilities.

Changes in the Company's warranty liabilities are as follows:

	For the three months ended		For the nine months ended
(Amounts in thousands)	September 29, 2012	October 1, 2011	September 29, 2012	October 1, 2011

Balance, beginning of period	$37,510	$40,777	$38,612	$41,780
Warranty expense during period	2,992	1,256	7,386	5,450
Settlements made during period	(2,854)	(2,948)	(8,350)	(8,145)
Balance, end of period	$37,648	$39,085	$37,648	$39,085

Environmental

On February 24, 2011, the Company received a draft Administrative Order on Consent from the United States Environmental Protection Agency ("EPA"), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA) relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property. The Company finalized the Administrative Order on Consent with the EPA, and it became effective on September 12, 2011. During 2011, as part of the Administrative Order on Consent, the Company provided the EPA with drafts of the Description of Current Conditions report and the RCRA Facility Investigation Workplan as well as a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023. The Company is currently in the process of finalizing these reports, plans and estimates provided to the EPA. The Company has recorded approximately $0.3 million and $0.5 million of this environmental liability within current liabilities and approximately $1.5 million and $1.3 million within other long-term liabilities in the Company's consolidated balance sheets at September 29, 2012 and December 31, 2011, respectively. The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.

Certain liabilities for this subject contamination has been previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners. As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc. The Company's ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries' financial condition, which could change in the future. As of September 29, 2012, no recovery has been recognized on the Company's consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.

Other contingencies

The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental, contract, labor, employment, intellectual property, personal injury, product liability, warranty and modification, adjustment or replacement of component parts of units sold, which may include product recalls. Product liability, environmental and other legal proceedings and claims also include matters with respect to businesses previously owned. The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers' compensation statutes, rules, regulations and case law is unclear. Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated. Also, it is not possible to ascertain the ultimate legal and financial liability with respect to contingent liabilities, including lawsuits, and therefore no such estimate has been made. However, the Company is not aware of any other contingencies for which a material loss is reasonably possible.

7.   COMMITMENTS AND CONTINGENCIES

Operating leases

At December 31, 2011, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations.  Future minimum rental obligations for non-cancellable lease payments total approximately $120.2 million at December 31, 2011.  The lease obligations, partially offset by subleases, are payable as follows:

	Lease	Sublease
(Amounts in thousands)	Commitments	Income

2012	$18,979	$431
2013	17,525	440
2014	14,275	449
2015	12,197	458
2016	9,766	467
Thereafter	47,480	4,089

Total rental expense for all operating leases amounted to approximately $24.6 million for the year ended December 31, 2011, $24.6 million for the year ended December 31, 2010, and $26.1 million for the year ended December 31, 2009.

Indemnifications

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition.  In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable.  The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement.  A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.6 million and $3.9 million at December 31, 2011 and December 31, 2010, respectively.  As of December 31, 2011 and December 31, 2010, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.2 million and $3.5 million, respectively, in long-term liabilities, consisting of the following:

(Amounts in thousands)	December 31, 2011	December 31, 2010

Product claim liabilities	$193	$216
Multiemployer pension plan withdrawal liability	2,854	3,079
Other	572	602
	$3,619	$3,897

The product claim liabilities of approximately $0.2 million at December 31, 2011 and December 31, 2010, recorded in long term liabilities, represents the estimated costs to resolve the outstanding matters related to a former subsidiary of the Company, which is a defendant in a number of lawsuits alleging damage caused by alleged defects in certain pressure treated wood products.  The Company had indemnified the buyer of the former subsidiary for all known liabilities and future claims relating to such matters and retained the rights to all potential reimbursements related to insurance coverage.  Many of the suits have been resolved by dismissal or settlement with amounts being paid out of insurance proceeds or other third party recoveries.  The Company and the former subsidiary continue to vigorously defend the remaining suits.  Certain defense and indemnity costs are being paid out of insurance proceeds and proceeds from a settlement with suppliers of material used in the production of the treated wood products.  The Company and the former subsidiary have engaged in coverage litigation with certain insurers and have settled coverage claims with several of the insurers.

The multiemployer pension liability of approximately $2.9 million and $3.1 million recorded in long term liabilities at December 31, 2011 and December 31, 2010, respectively, relate to liabilities assumed by the Company in 1998 when its former subsidiary, Studley Products, Inc. ("Studley") was sold.  In connection with the sale, Studley ceased making contributions to the Production Service and Sales District Council Pension Fund (the "Pension Fund"), and the Company assumed responsibility for all withdrawal liabilities to be assessed by the Pension Fund.  Accordingly, the Company is making quarterly payments of approximately $0.1 million to the Pension Fund through 2018 based upon the assessment of withdrawal liability received from the Pension Fund.  The multiemployer pension liability represents the present value of the quarterly payment stream using a 6% discount rate as well as an estimate of additional amounts that may be assessed in the future by the Pension Fund under the contractual provisions of the Pension Fund.

Included in the indemnified items is approximately $0.4 million for each of the years ended December 31, 2011 and 2010, of accrued expenses to cover the estimated costs of known litigation claims, including the estimated cost of legal services incurred, that the Company is contesting including certain employment and former shareholder litigation related to the Company.

Warranty claims

The Company sells a number of products and offers a number of warranties.  The specific terms and conditions of these warranties vary depending on the product sold.  The Company estimates the costs that may be incurred under their warranties and records a liability for such costs at the time of sale.  Factors that affect the Company's warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction.  The Company assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary.  As of December 31, 2011 and 2010, warranty liabilities of approximately $7.7 million and $9.4 million, respectively, have been recorded in current liabilities and approximately $30.9 million and $32.4 million, respectively, have been recorded in long term liabilities.

Changes in the Company's short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(Amounts in thousands)	2011	2010	2009

Balance, beginning of period	$41,780	$43,398	$45,653
Warranty expense during period	7,359	11,364	12,783
Settlements made during period	(10,527)	(12,982)	(15,038)
Balance, end of period	$38,612	$41,780	$43,398

Environmental

On February 24, 2011, the Company received a draft Administrative Order on Consent from the United States Environmental Protection Agency ("EPA"), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA) relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property.  The Company finalized the Administrative Order on Consent with the EPA, and it became effective on September 12, 2011. During the Company's 2011 fourth quarter as part of the Administrative Order on Consent, the Company provided the EPA with a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023.  As a result, the Company incurred an incremental expense of approximately $1.6 million during the year and quarter ended December 31, 2011 to record an additional accrual for this preliminary cost estimate.  This expense has been recognized within selling, general, and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations.  The Company has recorded approximately $0.5 million of this environmental liability within current liabilities and approximately $1.3 million within other long-term liabilities in the Company's consolidated balance sheet at December 31, 2011.  The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.

Certain liabilities for this subject contamination has been previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners.   As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc.  The Company's ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries' financial condition, which could change in the future.  As of December 31, 2011 no recovery has been recognized on the Company's consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.

Other contingencies

               The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental matters, contract and employment claims, personal injury, product liability, warranty and modification, adjustment or replacement of component parts of units sold, which may include product recalls.  Product liability, environmental and other legal proceedings also include matters with respect to businesses previously owned.  The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers' compensation statutes, rules, regulations and case law is unclear.  Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated.  Also, it is not possible to ascertain the ultimate legal and financial liability with respect to contingent liabilities, including lawsuits, and therefore no such estimate has been made.